Issued share capital and other reserves - Additional Information (Details)					12 Months Ended			28 Months Ended
	Jul. 25, 2024 beneficiary_certificate shares	Aug. 23, 2021 EUR (€) shares	Aug. 23, 2021 $ / shares	Jul. 13, 2020 beneficiary_certificate shares	Dec. 31, 2024 beneficiary_certificate vote € / shares shares	Dec. 31, 2023 beneficiary_certificate € / shares shares	Dec. 31, 2022 € / shares shares	Dec. 31, 2023 EUR (€) beneficiary_certificate € / shares shares	Aug. 20, 2021 EUR (€) shares
Disclosure of classes of share capital [line items]
Authorized and subscribed shares (in shares)					403,067,339	403,067,339	403,067,339	403,067,339
Authorized and subscribed shares, par value (euro per share) | € / shares					€ 0.000625	€ 0.000625	€ 0.000625	€ 0.000625
Number of beneficiary certificates authorized | beneficiary_certificate					1,400,000,000
Beneficiary certificates, issued (in beneficiary certificate per share) | beneficiary_certificate					10
Number of beneficiary certificates held by founders | beneficiary_certificate					324,732,980	343,841,690		343,841,690
Number of vote each beneficiary certificate entitles | vote					1
Amount authorized for share repurchase program | €									€ 1,000,000,000
Number of shares authorized for share repurchase program (in shares)									10,000,000
Number of shares repurchased in period (in shares)								469,274
Payment for repurchase of stock | €								€ 91,000,000
Number of ordinary shares repurchased					6,000,000	4,450,000
Number of treasury shares reissued (in shares)					6,569,517	3,815,301
Number of ordinary shares held as treasury shares (in shares)					3,630,724	4,200,241		4,200,241
Employee and Member of Management of Group
Disclosure of classes of share capital [line items]
Proceeds from warrants issued | €		€ 31,000,000
Number of ordinary shares that can be acquired from warrants issued (in shares)		800,000
Exercise price of each warrant (in dollars per share) | $ / shares			$ 281.63
Exercise price of each warrant to fair market value of ordinary shares on date of issuance		1.3
Key management personnel of entity or parent | D.G.E Investments Limited
Disclosure of classes of share capital [line items]
Number of shares issued during period (in shares)	118,891			1,084,043
Number of beneficiary certificates issued | beneficiary_certificate	1,188,910			10,840,430
Number of warrants effectively net settled (in shares)	800,000			1,600,000
Minimum
Disclosure of classes of share capital [line items]
Issuance ratio (in beneficiary certificate per share)					1
Maximum
Disclosure of classes of share capital [line items]
Issuance ratio (in beneficiary certificate per share)					20
Number of ordinary shares outstanding
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares)					207,475,133	201,343,630	196,858,811	201,343,630
Number of ordinary shares repurchased					6,000,000	4,450,000	1,209,040